Guarantees, commitments and risks - Sensitivity EUR (Details) - Strategic liquidity risk - Euro - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Guarantees, commitments and risks
Value at risk	€ 190	€ 160
Minimum
Guarantees, commitments and risks
Value at risk	130	160
Maximum
Guarantees, commitments and risks
Value at risk	220	300
Average
Guarantees, commitments and risks
Value at risk	€ 180	€ 230